General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
General and administrative expenses [Abstract]
General and Administrative Expenses [text block table]
in € m.	2020	2019	2018
General and administrative expenses:
Information Technology[1]	3,862	5,011	4,043
Occupancy, furniture and equipment expenses[2]	1,724	1,693	1,698
Regulatory, Tax & Insurance[2,3]	1,407	1,440	1,570
Professional services[4]	982	1,143	1,323
Banking Services and outsourced operations[4]	962	967	960
Market Data and Research Services[1]	376	421	415
Travel expenses	76	256	288
Marketing expenses	174	251	299
Other expenses[5]	696	1,071	690
Total general and administrative expenses	10,259	12,253	11,286

[1]Prior year numbers have been restated to reflect the shift of telecommunications expenses from (communications) and market data & research services expenses to information technology expenses.

[2]Prior year numbers have been restated to reflect the shift of insurance premium expenses from occupancy, furniture and equipment expenses to regulatory, tax & insurance expenses.

[3]Includes bank levy of € 633 million in 2020, € 622 million in 2019 and € 690 million in 2018.

[4]Prior year numbers have been restated to reflect the shift of other outsourced operations expenses from professional services expenses to banking services and outsourced operations expenses.

[5]Includes litigation related expenses of € 158 million in 2020, € 473 million in 2019 and € 88 million in 2018. See Note 27 “Provisions”, for more detail on litigation.